Investment Managers Series Trust
235 W. Galena Street
Milwaukee, Wisconsin  53212

November 12, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC  20549

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719 on behalf of
Riverbridge Eco Leaders Fund and Riverbridge Growth Fund

Ladies and gentlemen:

On behalf of the Fund, we are filing today through EDGAR, pursuant to the requirements of Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files relating to revised Investments and Risks summary (Item 4 and Item 4 to Form N1-A) in the Prospectus for the Fund, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on October 31, 2014 (Accession No. 0001398344-14-005592). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1041.

Sincerely,

/s/ RITA DAM
Rita Dam
Investment Managers Series Trust